SHARE CAPITAL (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Issuance of shares warrants exercised shares	925,667	302,555
Share issuance costs	$ 44
Issuance of shares private placement	823	$ 988
Issuance of shares options exercised shares		66,661
Proceeds from exercise of options		$ 75
Stock option granted		40,000
Options vested value	$ 113	$ 24
Stock options expired	249,999
Deferred share units issued	342,363	163,387
Value of deferred share units issued	$ 276	$ 282
Warrants [member]
IfrsStatementLineItems [Line Items]
Share issuance costs		$ 1,283
Warrants Issued for private placement		4,444,445
Proceeds from exercise of warrants		$ 12,000